Inventory	6 Months Ended
Jun. 30, 2020
Inventory
Inventory

Note 7 – Inventory

Inventory consisted of the following:

	June 30,	December 31,
	2020	2019

Raw materials	$463,743	$515,658
Finished products	1,433,722	79,269
Work in process	663	700
Total Inventory	$1,898,128	$595,627

No lower of cost or net realizable value adjustment was recorded at June 30, 2020. For the year ended December 31, 2019, the Company recorded inventory write –offs in the amounts of $1,030,236.